BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Empower Annuity Insurance Company of America

Variable Annuity- 2 Series Account

Great-West Smart Track Advisor Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 333-212090; 811-05817

Commissioners:

On behalf Empower Annuity Insurance Company of America and the Variable Annuity-2 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Great-West Smart Track Advisor Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Variable Annuity-2 Series Account as filed electronically with the Commission on April 22, 2025.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage